Equity	12 Months Ended
Mar. 31, 2025
Disclosure of Equity [Abstract]
Equity
16.	Equity

No of shares

	March 31, 2025	March 31, 2024
Issued as of April 01	183,332,460	182,835,369
Issued for cash	249,998,963	-
Exercise of share options	770,976	497,091
Issued as of March 31	434,102,399	183,332,460
Value (₹) (‘000)	4,353,846	1,846,146

In fiscal 2015, the authorized share capital of the Group was enhanced by an amount of ₹ 189,000. Subsequently the authorized share capital was increased to ₹ 2,040,000 divided into 204,000,000 Equity Shares, having a par value of ₹ 10 per share. Subsequently the authorized share capital was increased to 750,000,000 Equity Shares, having a par value ₹ 10 per share and 250,000,000 Preference Shares, having a par value ₹ 10 per share. The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group.
Equity shares carry voting rights proportionate to the paid-up value per share. In the event of liquidation of the Group, holders of the equity shares are entitled to be repaid the amounts credited as paid up on those equity shares. All surplus assets after settlement of liabilities as at the commencement of winding-up shall be paid to the holders of equity shares in proportion to their shareholdings. The above payment is subject to the rights of creditors, employees, taxes, if any, and any other sums as may be prescribed under the Companies Act, 2013.

All shares rank equally with regard to Group’s residual assets. During FY 2024-25, the Group has issued and allotted 249,998,963 Equity Shares and Equity Shares represented by American Depositary Shares (ADS) having a face value of ₹10 each on rights issue basis.
 Of the total equity shares, 104,303,049 shares are represented by American Depositary Shares (ADS).

The directors have not recommended any dividend for paid up Equity Share of ₹ 10 each for the year 2024-25 (2023-24: ₹ Nil).

Also refer to note 35 – Issue of share on private basis to existing promoter group and Note 27 – Share-based payment

16A.	Compulsorily Convertible debentures:

	March 31, 2025	March 31, 2024

Compulsorily convertible Debentures issued to Kotak Data Center Fund	3,405,833	2,723,924
	3,405,833	2,723,924

In the 2023-24 fiscal year, Kotak Data Center Fund (KDCF) subscribed to 48,000,000 (Four crore and Eighty Lacs only) Series 4 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 4,800 millions ("series 4 CCD").

In the 2023-24 fiscal year, Kotak Data Center Fund (KDCF) subscribed to 12,000,000 (One crore and Twenty Lacs only) Series 5 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 1,800 millions ("series 5 CCD").

Conversion ratio was fixed for Series 4 and Series 5 CCDs pursuant to the formula provided in the DSA dated July 20, 2023.

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Share Premium

Share Premium used to record the premium on issue of shares. The reserve is utilized in accordance with the provisions of the Companies Act, 2013.

Accumulated deficit

Accumulated deficit represent the amount of accumulated loss of the Group.

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Remeasurements of the net defined benefit liability/asset

Remeasurements of the net defined benefit liability/asset represent the cumulative actuarial gain / loss on account of Change in demographic assumptions, change in financial assumption and experience variance and remeasurement in return on plan assets, excluding amounts recognized in net interest expense/ income.